Consolidated Balance Sheets - USD ($) $ in Thousands	Oct. 13, 2024	Jul. 21, 2024	Apr. 28, 2024	Oct. 15, 2023	Jul. 23, 2023	Apr. 30, 2023	Apr. 24, 2022
Current Assets
Cash and cash equivalents	$ 3,244		$ 13,171			$ 8,436
Accounts receivable	1,339		1,137			1,310
Inventories	860		949			802
Prepaid expenses and other current assets	1,396		2,101			577
Total current assets	6,839		17,358			11,125
Property and equipment, net	77,265		80,015			62,842
Operating lease right-of-use assets	74,672		66,362			55,604
Other long-term assets	2,659		3,586			1,356
Total assets	161,435		167,321			130,927
Current Liabilities
Current portion of long-term notes payable	6,659		4,818			1,044
Accrued occupancy costs	8,365		6,508			14,940
Other accrued liabilities	9,015		6,546			6,688
Current portion of operating lease liabilities	15,243		15,259			10,727
Warrant liabilities	766		5,411			1,925
Total current liabilities	72,544		69,881			61,978
Long-term notes payable	77,447		70,677			36,211
Long-term accrued occupancy costs	158		277			2,020
Operating lease liabilities	96,972		94,256			91,398
Other long-term liabilities	3,168		1,386			850
Total liabilities	250,289		236,477			192,457
Commitments and contingencies (Note 14)
Redeemable convertible preferred stock	0	$ 0	0	$ 75,262	$ 73,488	53,468	$ 52,218
Stockholders’ deficit
Common stock	4		4			1
Additional paid-in capital	56,244		56,623			3,794
Accumulated deficit	(145,102)		(125,783)			(118,793)
Total stockholders’ deficit	(88,854)	$ (78,692)	(69,156)	$ (128,578)	$ (119,460)	(114,998)	$ (109,556)
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit	161,435		167,321			130,927
Nonrelated Party
Current Liabilities
Accounts payable	23,014		22,706			19,305
Related Party
Current Liabilities
Accounts payable	$ 9,482		$ 8,633			$ 7,349